NOTE 4 - Trade accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Details
Trade Accounts Receivable - Credit-cards through Payment's gateway	$ 996	$ 798
Trade Accounts Receivable - Others	120	10
Trade Accounts Receivable - Total	$ 1,116	$ 808